Chou America Mutual Funds
Three Canal Plaza, Suite 600
Portland, Maine 04101

May 3, 2011

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Chou America Mutual Funds (the “Registrant”)
File No.: File No. 333-165300; 811-22394
Filing pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of the Registrant, a Delaware statutory Trust, and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I am writing to notify you that the Prospectus and Statement of Additional Information for the Chou Equity Opportunity Fund and Chou Income Opportunity Fund dated May 1, 2011, do not differ from those contained in the Registration Statement of the Registrant which was filed electronically via EDGAR on May 2, 2011 (accession number 0000315774-11-000096).

Questions related to this filing should be directed to my attention at (207) 347-2030. Thank you.

Sincerely,

/s/ Megan Hadley Koehler

Megan Hadley Koehler
Secretary to the Registrant

cc: Francine J. Rosenberger, Esq.